Schedule of Stock Options for Directors and Executive Officers (Details)	12 Months Ended
Mar. 31, 2017 USD ($)
Related Party Transactions Schedule Of Stock Options For Directors And Executive Officers 1	$ 30.25
Related Party Transactions Schedule Of Stock Options For Directors And Executive Officers 2	7.50
Related Party Transactions Schedule Of Stock Options For Directors And Executive Officers 3	60,000
Related Party Transactions Schedule Of Stock Options For Directors And Executive Officers 4	30.25
Related Party Transactions Schedule Of Stock Options For Directors And Executive Officers 5	7.50
Related Party Transactions Schedule Of Stock Options For Directors And Executive Officers 6	$ 60,000